UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23566

Bow River Capital Evergreen Fund

(Exact name of registrant as specified in charter)

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Jeremy Held

Bow River Asset Management LLC

205 Detroit Street, Suite 800

Denver, Colorado 80206

(Name and address of agent for service)

COPIES TO:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant's telephone number, including area code: (303) 861-8466

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Bow River Capital Evergreen Fund

Semi-Annual Report

September 30, 2021
(Unaudited)

bowriverevergreen.com ● 1-888-330-3350
● DISTRIBUTED BY FORESIDE FINANCIAL SERVICES, LLC (MEMBER OF FINRA)

Bow River Capital Evergreen Fund

Table of Contents
September 30, 2021

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	9
Notes to the Financial Statements	10
Additional Information	25
Privacy Notice	26

Bow River Capital Evergreen Fund

Schedule of Investments

September 30, 2021 (Unaudited)

Fair Value
Private Investments — 83.6%
Co-Investments — 31.8%
AP DSB Co-Invest II, LP1,2	$3,000,000
Ashgrove Speciality Lending Investments I, 8.75% (LIBOR + 8.25%), 4/9/2026, principal GBP 1,000,000[1,3]	1,334,026
Biloxi Co-Investment Partners, LP1,2	1,453,642
BW Colson Co-Invest Feeder (Cayman), LP1,2	3,773,382
Celery: FFP LLC, 8.25% (LIBOR + 7.25%), 8/18/2025, principal $990,000[1,3]	933,236
CL Oliver Co-Invest I, LP1	133,689
Coyote 2021, LP1,2	2,608,770
ISH Co-Investment Aggregator, LP1,2,4	2,376,679
Onex OD Co-Invest, LP1,2,4	3,798,342
Palmer Square Loan Funding 2021-3, Ltd.[1]	2,000,000
Polaris Newco, 9.00% (LIBOR +1.00%), 6/4/2028, principal $2,000,000[1,3]	1,940,000
SEP Hamilton III Aggregator, LP1,2,4	6,625,001
The Global Atlantic Financial Group, LLC[1,2,3]	3,498,600
US Hospitality Publishers, Inc., 8.00% (6.00% Base Rate + 2.00%), 12/18/2025, principal $2,000,000[1,3]	1,345,321
VCPF III Co-Invest 1-A, LP1,2,4	2,536,452
Veregy Parent, LLC[1,2,3]	3,000,000
WestCap Cerebral Co-Invest 2021, LLC[1,2,4]	252,827
WestCap LoanPal Co-Invest 2020, LLC[1,2,4]	4,934,743
Wildcat 21 Co-Invest Fund, LP1,2	2,250,000
Total Co-Investments (Cost $40,736,039)	47,794,710

Primary Funds — 19.1%
Avista Capital Partners V, LP1,2,4	2,640,391
EnCap Energy Transition Fund 1-A, LP1,2,4	2,599,613
Grain Spectrum Holdings III (Cayman), LP1,2,4	2,295,246
Lynx EBO Fund I (A), LLC[1,2,4]	2,827,875
Onex Structured Credit Opportunities Fund I, LP1,2,4	1,067,137
Overbay Fund XIV Offshore, LP1,2,4	3,046,203
Sumeru Equity Partners Fund III, LP1,2,4	1,878,932
WestCap Strategic Operator Fund II, LP1,2	600,000
WestCap Strategic Operator U.S. Feeder Fund, LP1,2,4	8,463,504
Whitehorse Liquidity Partners IV, LP1,2,4	3,320,959
Total Primary Funds (Cost $22,568,416)	28,739,860

Private Investment Funds — 10.5%
PIMCO DSCO Fund II Offshore Feeder, LP1,2,4	4,674,593
Post Limited Term High Yield Fund, LP1,2,4	6,102,489
Voloridge Sustainability Fund, LP1,2,4	4,936,088
Total Private Investment Funds (Cost $15,205,485)	15,713,170

Secondary Funds — 22.2%
BRCE SPV I, LLC[1,2,3]	231,557
Coller Credit Opportunities I - Annex I, SLP[1,2]	3,239,986
Coller International Partners VI Feeder Fund, LP - Class A [1,2,4]	1,150,362
Coller International Partners VII Feeder Fund, LP - Series B [1,2,4]	2,766,291
Forrest Holdings I, LP - Class A1,2,4	1,516,903
Forrest Holdings I, LP - Class B1,2,4	5,180,915
Graphite Capital Partners VIII D, LP1,2,3	4,416,048
KH Aggregator, LP1,2,4	5,762,221
Overbay Fund XIV (AIV III), LP1,2,4	3,267,083
Overbay Fund XIV Offshore (AIV), LP1,2,4,5	5,742,632
Total Secondary Funds (Cost $17,702,262)	33,273,998
Total Private Investments (Cost $96,212,202)	125,521,738

Exchange Traded Funds — 2.0%
Equity Funds — 2.0%
Core Alternative ETF	2,966,000
Total Exchange Traded Funds (Cost $3,047,500)	2,966,000

Short-Term Investments — 15.1%
Demand Deposits — 15.1%
UMB Money Market Fidicuary, 0.01%[6]	1,550,000
UMB Money Market Special, 0.01%[6]	21,168,158
Total Short-Term Investments (Cost $22,718,158)	22,718,158

Total Investments (Cost $121,977,860) — 100.7%	$151,205,896
Liabilities in excess of other assets — (0.7%)	(1,091,068)
Net Assets — 100%	$150,114,828

LLC - Limited Liability Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

SLP - Special Limited Partnership

1

Restricted security. The total value of these securities is $125,521,738, which represents 83.6% of total net assets of the Fund. Please refer to Restricted Securities in the Notes to the Schedule of Investments.

2	Non-Income Producing
3	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $16,698,788, which represents 11.12% of total net assets of the Fund.
4

Investment is valued using net asset value per share (or its equivalent) as a practical expedient. Please see Note 3 in the Notes to the Financial Statements for respective investment strategies, unfunded commitments, and redemptive restrictions.

5	Affiliated investment for which ownership exceeds 10% of the investment’s capital. Please refer to Note 6 in the Notes to the Financial Statements.
6

Rate disclosed represents the seven day yield as of the Fund’s period end. The UMB Money Market Fidicuary and UMB Money Market Special accounts are interest-bearing money market deposit accounts maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

On September 30, 2021, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

				Contract Amount
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Buy	Sell	Value	Unrealized Depreciation
December 31, 2021	Bannockburn Global Forex, LLC	USD	GBP	$4,034,700	GBP 3,000,000	$4,041,917	$(7,217)
							$(7,217)

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Summary of Investments
September 30, 2021 (Unaudited)

Security Type/Geographic Region	Percent of Total Net Assets
Private Investments
North America	65.2%
Global	14.6%
Europe	3.8%
Total Private Investments	83.6%
Exchange Traded-Funds
North America	2.0%
Total Exchange Traded-Funds	2.0%
Short-Term Investments	15.1%
Total Investments	100.7%
Other liabilities in excess of assets	-0.7%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Statement of Assets and Liabilities

September 30, 2021 (Unaudited)

Assets:
Unaffiliated investments, at fair value (cost $96,849,994)	$122,745,106
Affiliated investments, at fair value (cost $2,409,708)	5,742,632
Short-term investments, at fair value (cost $22,718,158)	22,718,158
Cash	453,667
Cash denominated in foreign currencies (cost $4,508)	6,073
Due from Adviser	8,938
Interest receivable	87,196
Deferred offering costs (Note 5)	43,014
Prepaid expenses	93,626
Receivable for forward foreign currency contracts	100,100
Unrealized appreciation on forward foreign currency contracts	24,186
Total Assets	152,022,696

Liabilities:
Payables
Shareholder subscriptions received in advance	1,550,000
Investment management fee	215,288
Professional fees	92,833
Transfer agent fees	16,261
Accounting and administration fees	16,979
Other accrued liabilities	16,507
Total Liabilities	1,907,868
Commitments and contingencies (Note 9)

Net Assets	$150,114,828

Composition of Net Assets:
Paid-in capital	$122,559,876
Total distributable earnings	27,554,952
Net Assets	$150,114,828

Net Assets Attributable to:
Class I Shares	$150,114,828
$150,114,828
Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, 100,000 shares registered; par value of $0.001):
Class I Shares	4,085,205
4,085,205
Net Asset Value per Share:
Class I Shares[1]	$36.75

[1]	Class I is subject to an early repurchase fee of 2.00% on any shares sold within 365 days of purchase.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Statement of Operations

For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income:
Interest income from unaffiliated investments	$212,282
Dividend income from unaffiliated investments	19,175
Other Income	62,526
Total Investment Income	293,983

Expenses:
Investment management fee (Note 5)	1,119,261
Offering fees	85,558
Accounting and administration fees	79,343
Legal fees	64,321
Trustee fees (Note 5)	47,500
Chief Compliance Officer and Chief Financial Officer fees (Note 5)	39,750
Audit and tax fees	35,082
Transfer agent fees	18,856
Custody fees	10,639
Other fees	37,621
Total Expenses	1,537,931
Fund expenses waived by the Adviser (Note 5)	(97,944)
Net Expenses	1,439,987
Net Investment Loss	(1,146,004)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Unaffiliated investments	415,559
Foreign currency transactions	(212)
Forward foreign currency contracts	67,500
Total net realized gain	482,847
Net change in unrealized appreciation on:
Unaffiliated investments	14,149,462
Affiliated investments	790,222
Foreign currency translations	1,565
Forward foreign currency contracts	14,048
Total net change in unrealized appreciation	14,955,297
Net Realized and Unrealized Gain	15,438,144

Net Increase in Net Assets from Operations	$14,292,140

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Statement of Changes in Net Assets

	For the six months ended September 30, 2021 (Unaudited)	For the period ended March 31, 2021[1]
Net Increase in Net Assets from:
Operations:
Net investment loss	$(1,146,004)	$(348,775)
Net realized gain (loss)	482,847	(58,047)
Net change in unrealized appreciation	14,955,297	8,068,713
Net Increase in Net Assets Resulting from Operations	14,292,140	7,661,891

Capital Transactions:
Proceeds from shares sold:
Class I	40,840,431	88,141,944	[2]
Cost of shares repurchased:
Class I	(921,578)	—
Net Increase in Net Assets from Capital Transactions	39,918,853	88,141,944

Total Net Increase in Net Assets	54,210,993	95,803,835

Net Assets
Beginning of period	95,903,835	100,000	[3]
End of period	$150,114,828	$95,903,835

Capital Share Transactions:
Shares sold:
Class I	1,243,591	2,859,318
Shares redeemed:
Class I	(27,704)	—
Net Increase in Capital Shares Outstanding	1,215,887	2,859,318

[1]

Reflects operations from January 1, 2021 (commencement of operations) to March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[2]

Includes $71,531,389 of paid-in-capital received from an in-kind subscription effective as of the close of business on December 31, 2020. The total value received of $71,531,389 from this non-taxable event represented $57,623,652 in securities cost, $6,223,658 in net unrealized appreciation, and $7,684,079 in other assets in exchange for 2,318,250 shares of Class I.

[3]

The Investment Adviser made an initial Class I share purchase of 10,000 shares for $100,000 at a $10.00 net asset value on October 29, 2020. After the close of business on December 31, 2020, these shares were exchanged for 3,381 shares at a $30.86 net asset value due to the merger of the Bow River Capital Evergreen Private Equity Fund, LP shares into Class I.

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Statement of Cash Flows

For the Six Months Ended September 30, 2021 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$14,292,140
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments	(415,559)
Net realized loss from foreign currency transactions	212
Net realized gain from foreign currency hedge	(67,500)
Net change in unrealized appreciation from investments	(14,939,684)
Net change in unrealized appreciation from foreign currency translation	(1,565)
Net change in unrealized appreciation from foreign currency hedge	(14,048)
Purchases of investments	(41,576,402)
Sales of investments	12,009,122
Purchases of short term investments, net	(3,010,500)
(Increase)/Decrease in Assets:
Due from Adviser	(8,938)
Interest receivable	(18,040)
Deferred offering costs	85,558
Prepaid expenses	(62,156)
Receivable for forward foreign currency contracts	(100,100)
Unrealized appreciation on forward foreign currency contracts	(24,186)
Investments paid in advance	2,608,863
Increase/(Decrease) in Liabilities:
Unrealized depreciation on forward foreign currency contracts	(1,427)
Shareholder subscriptions received in advance	(8,839,657)
Investment management fee	212,203
Interest expense payable on line of credit	38
Professional fees	2,724
Transfer agent fees	1,692
Accounting and administration fees	(1,302)
Other accrued liabilities	10,637
Net Cash Used in Operating Activities	(39,857,875)

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Statement of Cash Flows (Continued)

For the Six Months Ended September 30, 2021 (Unaudited)

Cash Flows from Financing Activities
Proceeds from shares sold	$40,840,431
Distributions paid to shareholders, net of reinvestments	—
Payments for shares repurchased	(921,578)
Net Cash Provided by Financing Activities	39,918,853

Effects of foreign currency exchange rate changes in cash	82,901

Net increase in cash	143,879

Cash at beginning of period	315,861
Cash denominated in foreign currencies at beginning of period	—
Total cash at beginning of period	315,861

Cash at end of period	453,667
Cash denominated in foreign currencies at end of period	6,073
Total cash at end of period	$459,740

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Financial Highlights

Class I Shares

Per share operating performance. For a capital share outstanding throughout the period.
	For the six months ended September 30, 2021[1] (Unaudited)	For the period ended March 31, 2021[1,2]
Net Asset Value, beginning of period	$33.42	$30.86
Income from Investment Operations:
Net investment loss[3]	(0.31)	(0.13)
Net realized and unrealized gain on investments	3.64	2.69
Total from investment operations	3.33	2.56

Net Asset Value, end of period	$36.75	$33.42

Total Return[4,5]	9.96%	8.30%

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$150,115	$95,904

Net investment loss[6,7]	(1.79)%	(1.71)%

Gross Expenses[6,8]	2.40%[7]	3.06%[9]

Net expenses[6,7,10]	2.25%	2.25%

Portfolio Turnover Rate[5]	12%	21%

[1]

Includes adjustments in accordance with generally accepted accounting principles in the United States, and consequently, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

[2]

Reflects operations for the period January 1, 2021, the commencement of operations, through March 31, 2021. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

[3]	Per share data is computed using the average shares method.
[4]

Total returns are a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. Returns shown do not include payment of a 2.00% early repurchase fee for shares redeemed within 365 days of purchase. If the early repurchase fee was included, total returns would have been lower. Returns would have been lower if certain expenses had not been waived or reimbursed by the Adviser.

[5]	Not annualized.
[6]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2021 the Fund’s underlying investment companies inlcuded a range of management fees from 0.50% to 2.00% (unaudited) and performance fees from 10% to 20% (unaudited).

[7]	Annualized.
[8]	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.
[9]	Annualized, with the exception of non-recurring organizational costs.
[10]	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or reimbursements by the Adviser (Note 5).

See accompanying Notes to Financial Statements.

Bow River Capital Evergreen Fund

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

Bow River Capital Evergreen Fund (the “Fund”) was organized on April 21, 2020 as a statutory trust under the laws of the state of Delaware. The Fund’s inception date was December 31, 2020. The Fund’s commencement of investment operations date was on the business day following the inception date. Bow River Asset Management, LLC made an initial Class I purchase of 10,000 shares for $100,000 at a $10.00 net asset value on October 29, 2020. After the close of business on December 31, 2020, these shares were exchanged for 3,381 shares at $29.58 net asset value due to the merger of the Bow River Capital Evergreen Private Equity Fund, LP shares into Class I. The Fund currently offers Class I Shares. The Fund is a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940 (the “1940 Act”), as amended.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a broad portfolio of private equity investments that provide attractive risk-adjusted return potential. The Fund will seek to achieve its investment objective through broad exposure to private equity, private credit, and semi-liquid or listed investments, that may include: (i) direct investments; (ii) secondary investments; (iii) private credit instruments; (iv) primary fund commitments; (v) direct or secondary purchases of liquid credit instruments; (vi) other liquid investments; and (vii) short-term investments.

Bow River Asset Management, LLC, an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, serves as the Fund’s investment adviser (the “Adviser”). Aksia TorreyCove Partners, LLC, an investment adviser registered under the Advisers Act, serves as a non-discretionary investment consultant to the Fund. The Fund’s Board of Trustees (the “Board”) has the overall responsibility for the management and supervision of the business operations of the Fund. The Board may delegate any of its rights, powers, and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

Bow River Capital Evergreen Fund is the successor to a limited partnership, Bow River Capital Evergreen Private Equity Fund, LP, which was organized in March 2020. Effective as of the close of business on December 31, 2020, all the assets, subject to liabilities of Bow River Capital Evergreen Private Equity Fund, LP, were transferred to Bow River Capital Evergreen Fund in exchange for Class I shares of 2,318,250. Bow River Capital Evergreen Fund has substantially the same investment objectives and strategies as did Bow River Capital Evergreen Private Equity Fund, LP and has the same portfolio management team. The net asset value of the Class I shares resulting from these tax-free transactions on the close of business December 31, 2020, after the reorganization, was $30.86 and received in-kind subscriptions of Securities valued at $63,847,310 and Other Net Assets valued at $7,684,079 in exchange for 2,318,250 Class I shares. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of Bow River Capital Evergreen Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

2. Significant Accounting Policies

Basis of Presentation and Use of Estimates – The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The presentation of the financial statements are in conformity with generally accepted accounting principles in the United States (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Recognition and Expenses – Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 5).

Investment Transactions – Investment transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the identified cost basis for publicly traded investments and a dollar for dollar cost depletion for the Fund’s private investments for both financial statement and federal income tax purposes.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Valuation – The Fund will calculate its net asset value (“NAV”) as of the close of regular trading on the New York Stock Exchange on the last business day of each calendar week, each business day for the five business days preceding a repurchase request deadline (at such specific time set by the Board), each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). In determining its NAV, the Fund will value its investments as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

The Board has approved pricing procedures (the “Pricing Procedures”) and valuation procedures for the Fund (the “Valuation Procedures”) and will oversee the implementation of such procedures. UMB Fund Services, Inc. (the “Administrator”) will utilize the Pricing Procedures to price portfolio securities and the Valuation Procedures will be utilized by a separate valuation committee, consisting of officers of the Fund and representatives from the Adviser (the “Valuation Committee”). The Valuation Committee will be responsible for determining the fair value of the Fund’s investments.

In addition to having representation on the Valuation Committee, the Adviser may assist in making valuation determinations, provide primary oversight of valuation of the Fund’s investments and act in accordance with the Valuation Procedures as developed and approved by the Board. The valuation of the Fund’s investments is performed in accordance with FASB’s Accounting Standards Codification 820 — Fair Value Measurements and Disclosures.

The Valuation Procedures provide that the Fund will fair value portfolio securities held by the Fund when the price of a portfolio security is deemed unavailable or unreliable, and therefore cannot be accurately valued in accordance with the Pricing Procedures.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price. The money market demand accounts are priced at cost and are generally classified as Level 1 investments.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Valuation Committee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

Primary and Secondary Fund Investments

Primary investments are commitments to new private equity, private credit, or other private funds. Secondary investments are purchases of existing interests that are acquired on the secondary market. Primary or secondary investments in private equity funds are generally valued based on the latest NAV reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in a private equity fund based on NAV or its equivalent if the NAV of the private equity fund is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

of valuations of the investments in private equity funds, their estimated values may differ significantly from the values that would have been used had a ready market for the private equity funds existed, and the differences could be material. New purchases of primary or secondary investments in private equity funds will be valued at acquisition cost initially until a NAV is provided by the third-party fund manager or General Partner. The Fund will review any cash flows since the reference date of the last NAV for a private equity fund received by the Fund from a third-party manager (“Portfolio Fund Manager”) until the Determination Date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the Portfolio Fund Manager.

In addition to tracking the NAV plus related cash flows of such secondary purchases of interests in closed-end private funds (“Portfolio Funds”), the Valuation Committee also intends to track relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by each private equity fund which is reasonably available at the time the Fund values its investments. The Valuation Committee will consider such information and may conclude in certain circumstances that the information provided by the Portfolio Fund Manager does not represent the fair value of a particular asset held by a Portfolio Fund. If the Valuation Committee concludes in good faith that the latest NAV reported by a Portfolio Fund Manager does not represent fair value (e.g., there is more current information regarding a portfolio asset which significantly changes its fair value) the Valuation Committee will make a corresponding adjustment to reflect the current fair value of such asset within such Portfolio Fund. In determining the fair value of assets held by Portfolio Funds, the Valuation Committee applies valuation methodologies as outlined above.

Co-Investments

Co-investments are minority investments in a company made by investors alongside a private equity fund manager or venture capital firm. Co-investments in private equity funds may be valued based on the latest NAV reported by the third-party fund manager or General Partner. In assessing the fair value of the Fund’s Co-Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting the prior year returns are subject to examination by the federal and Delaware revenue authorities. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2021.

Shareholder Contributions – Shareholder contributions received in advance are comprised of cash received on or prior to September 30, 2021 for which shares are issued on October 1, 2021. Shareholder contributions received in advance do not participate in the earnings of the Fund until shares are issued.

3. Fair Value Disclosures

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●

Level 1 – unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – significant unobservable inputs, including inputs that are not derived from market data or cannot be corroborated by market data and when the investment is not redeemable in the near term.

Investments in private equity investments are reported in the Fund’s statement of assets and liabilities at NAV per share (or its equivalent) without further adjustment, as a practical expedient of fair value and therefore these investments are excluded from the fair value hierarchy. Generally, the fair value of the Fund’s investment in a privately offered investment represents the amount that the Fund could reasonably expect to receive from the investment fund if the Fund’s investment is withdrawn at the measurement date based on NAV. These investments are redeemable at NAV under the original terms of the Fund agreements and/or subscription agreements and based on the operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities as of September 30, 2021:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Private Investments**	$89,763,481	$—	$19,059,469	$16,698,788	$125,521,738
Exchange Traded Funds	—	2,966,000	—	—	2,966,000
Short-Term Investments	—	22,718,158	—	—	22,718,158
Total	$89,763,481	$25,684,158	$19,059,469	$16,698,788	$151,205,896

*

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout, please refer to the Schedule of Investments.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of September 30, 2021:

Type	Level 1	Level 2	Level 3	Total
Forward foreign currency contract	$—	$(7,217)	$—	$(7,217)
	$—	$(7,217)	$—	$(7,217)

The following is a roll-forward of the activity in investments in which signifcant unobservable inputs (Level 3) were used in determing fair value on a recurring basis:

	Beginning balance April 1, 2021	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Contributions	Sales or Distributions	Net realized gain	Change in net unrealized appreciation	Ending balance September 30, 2021
Private Investments	$16,621,634	$—	$—	$3,530,585	$(3,805,211)	$415,559	$(63,779)	$16,697,788
	$16,621,634	$—	$—	$3,530,585	$(3,805,211)	$415,559	$(63,779)	$16,697,788

The change in net unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments that were held as of September 30, 2021 is $(21,503).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2021:

Level 3 Investments	Fair Value as of September 30, 2021	Valuation Technique	Unobservable Inputs	Discount Rate/ Price[1]	Impact to Valuation from an Increase in Input
Co-Investments
Ashgrove Speciality Lending Investments I	$1,334,026	Cost	Transaction Price	Not applicable	Not applicable
Celery: FFP LLC	933,236	Cost	Transaction Price	Not applicable	Not applicable
Polaris Newco	1,940,000	Cost	Transaction Price	Not applicable	Not applicable
The Global Atlantic Financial Group, LLC	3,498,600	Reported Fair Value	Reported Fair Value	Not applicable	Not applicable
US Hospitality Publishers, Inc.	1,345,321	Cost	Transaction Price	Not applicable	Not applicable
Veregy Parent, LLC	3,000,000	Cost	Transaction Price	Not applicable	Not applicable

Secondary Funds
BRCE SPV I, LLC	231,557	Terms of Structured Deal	Residual Interest Calculation	10%	Increase
		Terms of Structured Deal	Preferred Return	10%	Increase
Graphite Capital Partners VIII D, LP	4,416,048	Terms of Structured Deal	Contingent Payment Calculation	35%	Decrease
Total Level 3 Investments	$16,698,788

[1]	As there was no range for each significant unobservable input, weighted average is not reported.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Private Investments*	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Avista Capital Partners V, LP	Private equity primary	$2,640,391	$1,692,207	Subject to General Partner consent	Not Applicable	Not Applicable
Coller International Partners VI Feed Fund, LP - Class A	Private equity secondary	1,150,362	1,203,792	Subject to General Partner consent	Not Applicable	Not Applicable
Coller International Partners VII Feed Fund, LP - Series B	Private equity secondary	2,766,291	1,244,187	Subject to General Partner consent	Not Applicable	Not Applicable
EnCap Energy Transition Fund 1-A, LP	Private equity buyout	2,599,613	2,756,079	Subject to General Partner consent	Not Applicable	Not Applicable
Forrest Holdings I, LP - Class A	Private equity secondary	1,516,903	1,263,959	Subject to General Partner consent	Not Applicable	Not Applicable
Forrest Holdings I, LP - Class B	Private equity secondary	5,180,915	—	Subject to General Partner consent	Not Applicable	Not Applicable
Grain Spectrum Holdings III (Cayman), LP	Infrastructure primary	2,295,246	664,062	Subject to General Partner consent	Not Applicable	Not Applicable
ISH Co-Investment Aggregator, LP	Private equity primary	2,376,679	—	Subject to General Partner consent	Not Applicable	Not Applicable
KH Aggregator, LP	Private equity structured secondary	5,762,221	—	Subject to General Partner consent	Not Applicable	Not Applicable
Lynx EBO Fund I (A), LLC	Opportunistic credit fund	2,827,875	—	Subject to General Partner consent	Not Applicable	Not Applicable
Onex OD Co-Invest, LP	Direct private equity buyout	3,798,342	—	Subject to General Partner consent	Not Applicable	Not Applicable
Onex Structured Credit Opportunities Fund I, LP	Private equity buyout	1,067,137	1,060,000	Subject to General Partner consent	Not Applicable	Not Applicable
Overbay Fund XIV (AIV III), LP	Private equity secondary	3,267,083	1,016,667	Subject to General Partner consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore (AIV), LP	Private equity secondary	5,742,632	579,387	Subject to General Partner consent	Not Applicable	Not Applicable
Overbay Fund XIV Offshore, LP	Private equity secondary fund	3,046,203	16,715	Subject to General Partner consent	Not Applicable	Not Applicable
PIMCO DSCO Fund II Offshore Feeder, LP	Opportunistic credit fund	4,674,593	—	Quarterly	60 days	One year
Post Limited Term High Yield Fund, LP	Senior credit fund	6,102,489	—	Monthly	30 days	Not Applicable
SEP Hamilton III Aggregator, LP	Direct private equity buyout	6,625,001	—	Subject to General Partner consent	Not Applicable	Not Applicable
Sumeru Equity Partners Fund III, LP	Private equity primary	1,878,932	940,861	Subject to General Partner consent	Not Applicable	Not Applicable
VCPF III Co-Invest 1-A, LP	Private credit	2,536,452	—	Subject to General Partner consent	Not Applicable	Not Applicable
Voloridge Sustainability Fund, LP	Quantitative Strategy fund	4,936,088	—	Monthly	90 days	Not Applicable
WestCap Cerebral Co-Invest 2021, LLC	Private equity primary	252,827	—	Subject to General Partner consent	Not Applicable	Not Applicable
WestCap LoanPal Co-Invest 2020, LLC	Direct growth equity	4,934,743	—	Subject to General Partner consent	Not Applicable	Not Applicable
WestCap Strategic Operator U.S. Feeder Fund, LP	Growth equity primary	8,463,504	2,400,000	Subject to General Partner consent	Not Applicable	Not Applicable
Whitehorse Liquidity Partners IV, LP	Structured secondary fund	3,320,959	2,932,903	Subject to General Partner consent	Not Applicable	Not Applicable

*	Refer to the Schedule of Investment for industry classifications of individual securities.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended September 30, 2021 were $41,576,402 and $12,009,122, respectively.

5. Investment Management and Other Agreements

Pursuant to an Investment Management Agreement, the Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) in consideration of the advisory services provided by the Adviser to the Fund. The Investment Management Fee is equal to 1.75% on an annualized basis of the Fund’s average daily Managed Assets during such period. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month. During the period ended September 30, 2021, the Fund incurred $1,119,261 in investment management fees.

The Adviser has entered into an Investment Consultant Agreement with Aksia TorreyCove Partners, LLC (the “Investment Consultant”) to assist the Adviser with sourcing, evaluating, and selecting investments for the Fund’s portfolio. Currently, a high concentration of the Fund’s investments are sourced by the Investment Consultant. In consideration for services provided, the Adviser will pay the Investment Consultant a monthly fee of 0.375%, on an annualized basis, of the Fund’s average daily Managed Assets.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Fund’s aggregate monthly ordinary operating expenses, excluding certain “Specified Expenses” listed below, borne by the Fund in respect of each Class of Shares to an amount not to exceed 0.50%, on an annualized basis, of the Fund’s month-end net assets (the “Expense Cap”).

If the Fund’s aggregate monthly ordinary operating expenses, exclusive of the Specified Expenses, exceed the Expense Cap applicable, the Adviser will waive its Management Fee and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation Agreement. To the extent that the Adviser waives its Management Fee and/or reimburses expenses, the Adviser may, for a period not to exceed three years from the date on which a Waiver is made, recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment.

Specified Expenses that are not covered by the Expense Limitation Agreement and are therefore borne by shareholders of the Fund include: (i) the Management Fee; (ii) all fees and expenses of Fund Investments (including any underlying fees of the Fund Investments (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund Investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) distribution and shareholder servicing fees, as applicable; (vii) taxes; and (viii) extraordinary expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceeding, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for all annual and other meetings of common shareholders.

The Expense Limitation Agreement will have a term ending one-year from the date the Fund commences operations, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Board. The Expense Limitation Agreement may be terminated by the Board upon thirty days’ written notice to the Adviser. During the period ended September 30, 2021, the Adviser did not recoup any expenses. As of September 30, 2021, $97,944 is subject to recoupment through September 30, 2024 and $212,610 is subject to recoupment through March 31, 2024. Additionally, $108,567 of the $109,067 waived organizational costs, incurred as of October 29, 2020, is subject to recoupment through October 29, 2023. The remaining $500 was voluntarily waived by the Adviser and is not subject to recoupment.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

Offering costs consist of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering, state registration fees, insurance, and fees paid to be listed on an exchange. Offering costs are accounted for as a deferred charge and then are amortized on a straight-line basis over the first twelve months of the Fund’s operations. As of September 30, 2021, $43,014 of offering costs remain as an unamortized deferred asset, while $85,558 has been expensed subject to the Fund’s Expense Limitation Agreement.

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee a retainer of $30,000 per year. In addition, the Fund pays an additional retainer of $2,500 per year to the Chairman of the Audit Committee and to the Chairman of the Nominating Committee. Trustees that are interested persons will not be compensated by the Fund. The Trustees do not receive any pension or retirement benefits.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as officers of the Fund. PINE receives a monthly fee for the services provided to the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses incurred on the Fund’s behalf.

Foreside Financial Services, LLC acts as Distributor to the Fund on a best-efforts basis, subject to various conditions, pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Fund and the Distributor. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. The Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into sub-distribution agreements with the Distributor) from time to time in connection with the sale of Shares and/or the services provided to common shareholders. These payments will be made by the Adviser and/or its affiliates and will not represent an additional charge to the Fund.

UMB Fund Services, Inc. serves as the Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as the Fund’s Custodian.

Certain officers and trustees of the Fund are also officers of the Adviser.

6. Affiliated Investments

Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2021 and may include acquisitions of new investments, prior year holdings that become affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Non-Controlled Affiliates	Beginning Fair Value April 1, 2021	Purchases or Contributions	Sales or Distributions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Ending Fair Value September 30, 2021	Investment Income
Overbay Fund XIV Offshore (AIV), LP	$5,757,998	$—	$(805,588)	$790,222	$—	$5,742,632	$—
Total Non-Controlled Affiliates	$5,757,998	$—	$(805,588)	$790,222	$—	$5,742,632	$—

7. Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

Additional information on each restricted investment held by the Fund on September 30, 2021 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
AP DSB Co-Invest II, LP	July 30, 2021	$3,014,243	$3,000,000	2.0%
Ashgrove Speciality Lending Investments I	July 8, 2021	1,370,160	1,334,026	0.9%
Avista Capital Partners V, LP	March 16, 2021	2,311,793	2,640,391	1.8%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,457,642	1,453,642	1.0%
BRCE SPV I, LLC	May 22, 2020	65,841	231,557	0.2%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,049,786	3,773,382	2.5%
Celery: FFP LLC	August 17, 2020	922,926	933,236	0.6%
CL Oliver Co-Invest I, LP	May 27, 2021	130,052	133,689	0.1%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	2,877,867	3,239,986	2.2%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	487,669	1,150,362	0.8%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	1,116,314	2,766,291	1.8%
Coyote 2021, LP	March 29, 2021	2,612,770	2,608,770	1.7%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	2,328,363	2,599,613	1.7%
Forrest Holdings I, LP - Class A	March 17, 2021	1,201,497	1,516,903	1.0%
Forrest Holdings I, LP - Class B	March 17, 2021	1,504,910	5,180,915	3.5%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,337,129	2,295,246	1.5%
Graphite Capital Partners VIII D, LP	June 30, 2020	1,848,183	4,416,048	2.9%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,376,679	1.6%
KH Aggregator, LP	November 30, 2020	4,332,890	5,762,221	3.8%
Lynx EBO Fund I (A), LLC	December 18, 2020	2,504,000	2,827,875	1.9%
Onex OD Co-Invest, LP	November 9, 2020	3,511,271	3,798,342	2.5%
Onex Structured Credit Opportunities Fund I, LP	May 11, 2021	916,579	1,067,137	0.7%
Overbay Fund XIV (AIV III), LP	March 26, 2021	1,857,383	3,267,083	2.2%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	2,409,708	5,742,632	3.8%
Overbay Fund XIV Offshore, LP	January 22, 2021	2,027,312	3,046,203	2.0%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	2,004,000	2,000,000	1.3%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	4,674,593	3.1%
Polaris Newco	June 18, 2021	1,944,000	1,940,000	1.3%
Post Limited Term High Yield Fund, LP	January 1, 2021	6,000,000	6,102,489	4.1%
SEP Hamilton III Aggregator, LP	August 17, 2020	3,029,691	6,625,001	4.4%
Sumeru Equity Partners Fund III, LP	December 8, 2020	1,621,084	1,878,932	1.3%
The Global Atlantic Financial Group, LLC	January 1, 2021	3,506,644	3,498,600	2.3%
US Hospitality Publishers, Inc	January 11, 2021	1,345,321	1,345,321	0.9%
VCPF III Co-Invest 1-A, LP	May 13, 2021	2,504,000	2,536,452	1.7%

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Veregy Parent, LLC	November 3, 2020	$3,005,300	$3,000,000	2.0%
Voloridge Sustainability Fund, LP	November 1, 2020	5,000,000	4,936,088	3.3%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	253,036	252,827	0.2%
Westcap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,508,244	4,934,743	3.3%
WestCap Strategic Operator Fund II, LP	July 31, 2021	604,000	600,000	0.4%
Westcap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	5,315,018	8,463,504	5.6%
Whitehorse Liquidity Partners IV, LP	November 10, 2020	2,603,138	3,320,959	2.2%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	2,255,261	2,250,000	1.5%
		$96,212,202	$125,521,738	83.6%

8. Capital Share Transactions

The Fund’s Shares will generally be offered for purchase on the first business day of each month at the NAV per Share, as determined as of the close of regular trading on the New York Stock Exchange on that day. The initial offering of Shares was made at the initial NAV per Share of $29.58 on January 4, 2021. The beginning NAV per Share of $30.86, as disclosed in the financial highlights, includes GAAP adjustments.

The Fund has elected to implement a hybrid repurchase mechanism, where under normal circumstances, the Fund provides a limited degree of liquidity to common shareholders by conducting semi-annual repurchase offers pursuant to Rule 23c-3 of the 1940 Act (each a “Required Repurchase Offer”), as well as discretionary repurchase offers. While the Board may consider the recommendation of the Adviser, discretionary repurchase offers will be made at the sole discretion of the Board.

Each Required Repurchase Offer will be for no less than 5% and no more than 25% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, common shareholders will have their Shares repurchased on a pro rata basis, and tendering common shareholders will not have all of their tendered Shares repurchased by the Fund.

The Adviser also anticipates recommending to the Board that, under normal market circumstances, the Fund conduct periodic repurchase offers of no more than 5% of the Fund’s net assets generally for each calendar quarter following a Required Repurchase Offer (each, a “Discretionary Repurchase”). In determining whether the Fund should offer a Discretionary Repurchase, the Board may consider the recommendation of the Adviser as well as a variety of other operational, business and economic factors. While it is anticipated that each Discretionary Repurchase will be offered for each calendar quarter following a Required Repurchase Offer (i.e. twice per year), any Discretionary Repurchase of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. As a result, Discretionary Repurchases may be offered at any amount, as determined by the Board, or not at all. The Fund may also elect to repurchase less than the full amount that a common shareholder requests to be repurchased. In addition, the Board may under certain circumstances elect to postpone, suspend or terminate an offer to repurchase Shares.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a common shareholder at any time prior to the day immediately preceding the one-year anniversary of the common shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a common shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

During the period ended September 30, 2021, the Fund completed two repurchase offers. The results of those were as follows:

	Required Repurchase Offer	Discretionary Repurchase
Commencement Date	April 16, 2021	July 23, 2021
Repurchase Request Deadline	May 17, 2021	August 20, 2021
Repurchase Pricing Date	May 28, 2021	September 3, 2021

Repurchase Pricing Date Net Asset Value	$33.04	$36.77
Shares Repurchased	26,058	1,646
Value of Shares Repurchased	$861,067	$60,511
Percentage of Shares Repurchased	0.73%	0.04%

9. Commitments

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of September 30, 2021, the Fund had unfunded commitments in the amount of $25,440,512.

10. Federal Tax Information

At March 31, 2021, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$89,580,409
Gross Unrealized Appreciation	$14,563,476
Gross Unrealized Depreciation	(871,012)
Net Unrealized Appreciation/(Depreciation)	$13,692,464

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings
$—	$—

11. Indemnifications

The Fund indemnifies the Fund’s officers and Board of Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

12. Other Derivative Information

The average quarterly notional value of forward foreign currency contracts as of September 30, 2021 was $4,098,900. The notional value outstanding as of September 30, 2021 was $4,034,700.

The effects of forward foreign currency contracts on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations (“SOP”). The fund engaged in forward foreign currency contracts during the period ended September 30, 2021. $24,186 of unrealized appreciation on forward currency contracts listed in the liabilities section of the SAL is subject to forward foreign exchange contract risk. $67,500 in net realized gain on forward foreign currency contracts and $14,048 in the change in unrealized appreciation on forward foreign currency contract as listed in the SOP are each subject to forward foreign exchange contract risk.

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of September 30, 2021, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis; therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets	Derivative (Liabilities)		Collateral Pledged
Counterparty	Forward Foreign Exchange Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Bannockburn Global Forex, LLC	$24,186	$—	$24,186	$—	$—	$—

13. Revolving Credit Facility

On July 14, 2021, the Fund entered into a revolving line of credit agreement (“Credit Agreement”) with UMB Bank, n.a. (the “UMB Bank”) effective until July 14, 2023. The Fund may borrow an amount up to the lesser of $10,000,000 or 100% of the value of the Fund’s unencumbered U.S. Dollar denominated cash held at UMB Bank or its affiliates, plus 60% of the value of Fund’s liquid exchange-traded funds and other publicly-traded, liquid, investment grade equities listed on any tier of The Nasdaq Stock Market, the NYSE American or the New York Stock Exchange (NYSE), or any successor of such exchanges, plus 20% of the value of Fund’s semi-liquid assets (as defined in the Fund’s registration statement) that may be liquidated within 90 days. The interest rate on borrowings from the Credit Agreement is equal to the Prime Rate, subject to 3.50% rate floor, per annum. During the period ended September 30, 2021, there was no principal balance outstanding.

14. Risk Factors

There can be no assurance that the investment objective of the Fund will be achieved or that the Fund’s portfolio design and risk monitoring strategies will be successful. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Private Equity Risk – There are inherent risks in investing in private equity companies, which are vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that private equity investors, like the Fund, may not be able to make a fully informed investment decision.

Private Credit Risk – Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Semi-Liquid Investment Risk – Semi-liquid investments do not offer investors full liquidity (i.e. such investments typically only offer monthly or quarterly liquidity).

Direct Investments Risk – The Fund may make direct investments on an opportunistic basis. There can be no assurance that the Fund will be given direct investment opportunities, or that any direct investment offered to the Fund would be appropriate or attractive to the Fund. Direct investments generally are more concentrated than investments in portfolio companies, which generally hold multiple portfolio companies. Due diligence will be conducted on direct investment opportunities; however, the Adviser or Investment Consultant may not have the ability to conduct the same level of due diligence applied to portfolio company investments. In addition, there may be limited opportunities to negotiate the terms of such direct investments. However, in instances where the terms of a direct investment are negotiable, such terms may be heavily negotiated and may incur additional transactional costs for the Fund. As is typical in such matters, the Adviser or Investment Consultant, as applicable, generally will rely on the portfolio company manager or sponsor offering such direct investment opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the direct investment.

Secondary Investments Risk – The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a portfolio company interest as a secondary investment, the Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Primary Fund Commitments Risk – The commitment to invest in newly created private equity funds, private credit funds, or other private funds, exposes the Fund to the risk of investing in funds with limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability to evaluate past performance or to validate the investment strategies will be limited.

Exchange-Traded Funds Risk – The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Money Market Funds Risk – An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. It is possible that such a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares – The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting semi-annual repurchase offers and periodic repurchase offers made at the sole discretion

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

of the Board, a Common Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. Furthermore, discretionary repurchases are made at the discretion of the Board and therefore, may not occur. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund, as well as periodically at the sole discretion of the Board. Shares are considerably less liquid than Shares of funds that trade on a stock exchange or Shares of open-end registered investment companies and are therefore, suitable only for investors who can bear the risks associated with illiquid shares and should be viewed as a long-term investment.

Non-Diversified Status – The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Valuation Risk – The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis. A large percentage of the securities in which the Fund invest will not have a readily ascertainable market price and will be fair valued by the Portfolio Fund Manager. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund Manager, the accuracy of the valuations provided by the Portfolio Fund Managers, that the Portfolio Fund Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Fund Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Portfolio Fund Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Portfolio Fund Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever.

Capital Call Risk – The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by the underlying fund. If the Fund defaults on its commitment to an underlying fund or fails to satisfy capital calls to an underlying fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the underlying fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund and the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) indirectly cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Fund Investments (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Currency Risk – Although the Fund intends to invest predominantly in the United States, the Fund’s portfolio is anticipated to include investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s net asset value. The Adviser may or may not elect to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Foreign Investments and Emerging Markets Risk – The Fund may invest in the securities of non-U.S. issuers, including those located in developing countries, which securities involve risks beyond those associated with investments in U.S. securities. These risks may relate to foreign political, social and economic matters, less developed markets, political immobility and less developed legal and accounting practices.

Bow River Capital Evergreen Fund

Notes to the Financial Statements (Continued)
September 30, 2021 (Unaudited)

Derivatives and Hedging – The Fund may invest and trade in a variety of derivative instruments to hedge the Fund’s primary Fund Investments, including options, swaps, futures contracts, forward agreements and other derivatives contracts. Derivatives are financial instruments or arrangements in which the risk and return are related to changes in the value of other assets, reference rates or indices. Transactions in derivative instruments present risks arising from the use of leverage (which increases the magnitude of losses), volatility, the possibility of default by a counterparty, and illiquidity. Use of derivative instruments for hedging or speculative purposes by the Adviser could present significant risks, including the risk of losses in excess of the amounts invested. The Fund’s ability to avoid risk through investment or trading in derivatives will depend on the ability to anticipate changes in the underlying assets, reference rates or indices.

LIBOR Transition Risk – Certain instruments in which the Fund may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition, as well as other unforeseen effects, may also result in a reduction in the value of certain instruments held by the Fund.

Recent Market and Economic Developments – Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

15. Subsequent Events

Effective October 1, 2021 there were subscriptions to the Fund in the amount of $2,600,000. Effective November 1, 2021 there were subscriptions to the Fund in the amount of $12,480,000.

On November 26, 2021, the Fund completed a Required Repurchase Offer. At the time of this report mailing, the results of the offer were not known. The results of the offer will be disclosed in the annual report to shareholders dated March 31, 2021.

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

Bow River Capital Evergreen Fund

Additional Information

September 30, 2021 (Unaudited)

Proxy Voting Policy — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 1-888-330-3350 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-330-3350.

Bow River Capital Evergreen Fund

Privacy Notice

Bow River Capital Evergreen Fund (“we,” “us,” or the “Fund”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that. We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

Bow River Capital Evergreen Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, Bow River Capital Evergreen Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

●	Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

●	Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

Bow River Capital Evergreen Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

●	Your name, address, and social security number;

●	Proprietary information regarding your beneficiaries;

●	Information regarding your earned wages and other sources of income;

●	The composition and value of your managed portfolio;

●	Historical information we receive and maintain relating to transactions made on your behalf by Bow River Capital Evergreen Fund, your custodian, or others;

●

Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom Bow River Capital Evergreen Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

Bow River Capital Evergreen Fund

Privacy Notice (Continued)

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

●	If you request or authorize the disclosure of the information;

●	To provide investor account services or account maintenance;

●	To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

●	To perform services for the Fund, or on its behalf, to maintain business operations and services;

●	To help us to prevent fraud;

●	With attorneys, accountants, and auditors of the Fund;

●	To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, Bow River Capital Evergreen Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact John Blue, Chief Compliance Officer of Bow River Capital Evergreen Fund at jb@pineadvisorsolutions.com.

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Adviser:
Bow River Capital Asset Management LLC
205 Detroit Street, Suite 800
Denver, CO 80206

Distributor:
Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.
(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a) (3)	Not applicable.
(a) (4)	Not applicable.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bow River Capital Evergreen Fund

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer)
12/2/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jeremy Held
By: Jeremy Held
Trustee, President and Chief Executive Officer
(Principal Executive Officer)
12/2/21

/s/ Derek Mullins
By: Derek Mullins
Treasurer and Chief Financial Officer
(Principal Financial Officer)
12/2/21